Non-current assets held for sale	12 Months Ended
Dec. 31, 2018
Non-current assets held for sale.
Non-current assets held for sale

13.  Non-current assets held for sale

a)   Breakdown

As of December 31, 2017 and 2018, non-current assets held for sale consist of foreclosed assets that amounted to 1,295 million pesos and 1,277 million pesos, respectively.

In 2016, 2017 and 2018, the Bank recognized a gain of 71 million pesos, a gain of 69 million pesos and a gain of 38 million pesos, respectively, under Gains/(losses) on disposal of non-current assets held for sale not classified as discontinued operations (net) in the consolidated income statement.

For the years ended December 31, 2016 and 2017, there were no impairment losses recognized by the Bank. For the year ended December 31, 2018, the Bank recognized an impairment loss of 5 million pesos, under Impairment losses on other assets (net) in the consolidated income statement.

b)   Changes

The changes in foreclosed assets in the consolidated balance sheet were as follows:

Foreclosed Assets

Cost:
Balances at January 1, 2017	1,107
Additions	389
Disposals	(201)
Impairment losses	—
Balances at December 31, 2017	1,295
Additions	213
Disposals	(226)
Impairment losses	(5)
Balances at December 31, 2018	1,277